Taxation - Additional Information (Details)		3 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Effective tax rate			3.60%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Percent		23.50%	19.00%
Effective Income Tax Rate Weighted Average	23.50%
United Kingdom | Minimum [Member]
Operating Loss Carryforwards [Line Items]
United Kingdom corporate tax rate	19.00%
United Kingdom | Maximum [Member]
Operating Loss Carryforwards [Line Items]
United Kingdom corporate tax rate	25.00%